INVESTMENT IN SECURITIES	12 Months Ended
Dec. 31, 2025
Marketable Securities [Abstract]
INVESTMENT IN SECURITIES

NOTE 8. INVESTMENT IN SECURITIES

Investment in securities – current and noncurrent consist of the following:

	December 31
(in US$ thousands)	2025	2024
Debt securities, classified as available-for-sale - current	$4,638	$—
Debt securities, classified as available-for-sale - noncurrent	3,514	5,384
Equity securities	21	57
	$8,173	$5,441

Our Company’s investment in securities - current and noncurrent are invested in convertible promissory notes and preferred shares. During 2023, we recognized a realized exchange gain of $76 thousand arising from the partial repayment of the aforementioned promissory note. Certain of our investment in securities, though denominated in US dollars, are held by an entity of ours whose functional currency is not US dollars, leading to unrealized exchange gain or loss accounted for as other comprehensive income or loss, and corresponding translation adjustment accordingly.

The promissory notes are purchased under different agreements, and are convertible into common or preferred shares at certain different prices, subject to applicable adjustments. Carrying amounts for those promissory notes and accrued interest receivable with the contractual maturities within one year are classified as current assets, while those beyond one year are classified as noncurrent. Upon conditions outlined in the agreements, the convertible promissory notes may be automatically converted or become redeemable. See Note 17, “Commitments and Contingencies, (c) Investment Agreements”, for additional information.

Interest receivable on debt securities are as follows:

	December 31
(in US$ thousands)	2025	2024
Interest receivable on debt securities - current (recorded within "Other receivable")	$664	$—
Interest receivable on debt securities - noncurrent (recorded within "Other" under "OTHER ASSETS")	191	392
	$855	$392

We assessed the estimated fair values of these investments as of December 31, 2025. See Note 4 “Fair Value Measurements” for additional information.